Marketable debt securities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Classification:
Financial liabilities at amortized cost		R$ 74,626,232	R$ 73,702,474	R$ 70,247,012
Total		74,626,232	73,702,474	70,247,012
Type:
Real estate credit notes - LCI	[1]	27,159,982	21,266,079	27,713,873
Eurobonds		4,516,647	8,715,382	1,992,828
Treasury Bills	[2]	30,721,206	27,587,340	31,686,259
Agribusiness credit notes - LCA		11,925,018	14,776,877	8,854,052
Guaranteed Real Estate Credit Notes	[3]	303,379	1,356,796	0
Total		R$ 74,626,232	R$ 73,702,474	R$ 70,247,012
Domestic
Indexers:
Treasury Bills		97% to 105.25% of CDI
Treasury Bills		100% of IGPM
Treasury Bills		100% of IPCA
Treasury Bills		Pre fixed: 5.06% to 17.29%
Treasury Bills		100% of SELIC
Real estate credit notes - LCI		80% to 100% of CDI
Real estate credit notes - LCI		Pre fixed: 3.9% of 10.33%
Real estate credit notes - LCI		100% of IPCA
Real estate credit notes - LCI		100% of TR
Agribusiness credit notes - LCA		80% to 98.6% of CDI
Guaranteed Real Estate Credit Notes - LIG		94% to 98% of CDI
Abroad
Indexers:
Eurobonds		0.0% to 10%
Eurobonds		CDI+6.4%

[1]	Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2019, have maturities between 2020 and 2026 (2018 - there are maturities between 2019 to 2026 and 2017 - there are maturities between 2018 to 2026).
[2]	The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2019, have a maturity between 2020 to 2025 (2018 - have a maturity between 2019 to 2025 and 2017 - there are maturities between 2018 to 2025).
[3]	Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2019 maturity until 2020 and 2021 (2018 - have a maturity until 2021).